Schedule of Investments(a)
Invesco Dynamic Large Cap Growth ETF (PWB)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Communication Services-12.10%
Activision Blizzard, Inc.	133,638	$12,161,058
Alphabet, Inc., Class A(b)	13,301	24,305,715
Charter Communications, Inc., Class A(b)	15,425	9,371,613
Facebook, Inc., Class A(b)	84,742	21,891,401
T-Mobile US, Inc.(b)	183,220	23,100,378
		90,830,165
Consumer Discretionary-12.02%
Amazon.com, Inc.(b)	7,515	24,094,593
Dollar General Corp.	47,192	9,184,035
O’Reilly Automotive, Inc.(b)	22,401	9,530,953
Peloton Interactive, Inc., Class A(b)	95,382	13,938,172
Tesla, Inc.(b)	42,205	33,490,934
		90,238,687
Consumer Staples-1.38%
Monster Beverage Corp.(b)	119,420	10,369,238
Financials-3.91%
Moody’s Corp.	37,041	9,862,537
MSCI, Inc.	25,147	9,940,609
S&P Global, Inc.	30,093	9,539,481
		29,342,627
Health Care-20.46%
Abbott Laboratories	218,011	26,943,979
Danaher Corp.	45,970	10,933,505
Humana, Inc.	24,643	9,440,980
IDEXX Laboratories, Inc.(b)	22,516	10,777,959
Moderna, Inc.(b)	102,021	17,665,956
ResMed, Inc.	48,682	9,812,831
Seagen, Inc.(b)	61,081	10,033,776
Thermo Fisher Scientific, Inc.	53,381	27,208,296
Veeva Systems, Inc., Class A(b)	37,868	10,468,230
Vertex Pharmaceuticals, Inc.(b)	46,439	10,638,246
Zoetis, Inc.	62,444	9,631,987
		153,555,745
Industrials-1.26%
Verisk Analytics, Inc.	51,690	9,485,115
Information Technology-41.97%
Adobe, Inc.(b)	50,694	23,256,886
	Shares	Value
Information Technology-(continued)
Apple, Inc.	203,704	$26,880,780
Applied Materials, Inc.	121,233	11,720,806
Cadence Design Systems, Inc.(b)	90,794	11,838,630
Crowdstrike Holdings, Inc., Class A(b)	67,266	14,516,003
DocuSign, Inc.(b)	46,283	10,778,848
Lam Research Corp.	22,482	10,880,164
Mastercard, Inc., Class A	68,515	21,670,609
Microsoft Corp.	109,705	25,447,172
NVIDIA Corp.	45,258	23,515,604
PayPal Holdings, Inc.(b)	113,880	26,683,223
QUALCOMM, Inc.	160,774	25,125,761
salesforce.com, inc.(b)	89,953	20,289,799
ServiceNow, Inc.(b)	19,520	10,602,483
Shopify, Inc., Class A (Canada)(b)	10,337	11,356,125
Square, Inc., Class A(b)	49,543	10,699,306
Synopsys, Inc.(b)	46,665	11,920,574
Trade Desk, Inc. (The), Class A(b)	11,900	9,115,281
Zoom Video Communications, Inc., Class A(b)	23,528	8,754,063
		315,052,117
Materials-6.94%
Ball Corp.	104,636	9,210,061
Freeport-McMoRan, Inc.	435,116	11,708,972
Newmont Corp.	176,828	10,538,949
Sherwin-Williams Co. (The)	13,648	9,441,686
Southern Copper Corp. (Peru)	168,981	11,222,028
		52,121,696
Total Common Stocks & Other Equity Interests (Cost $597,763,637)		750,995,390
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $1,036)	1,036	1,036
TOTAL INVESTMENTS IN SECURITIES-100.04% (Cost $597,764,673)		750,996,426
OTHER ASSETS LESS LIABILITIES-(0.04)%		(321,251)
NET ASSETS-100.00%		$750,675,175
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,087,521	$(2,086,485)	$-	$-	$1,036	$13
Invesco Premier U.S. Government Money Portfolio, Institutional Class	174,720	6,977,584	(7,152,304)	-	-	-	77
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Large Cap Growth ETF (PWB)—(continued)
January 31, 2021
(Unaudited)
	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$9,924,486	$(9,924,486)	$-	$-	$-	$71*
Invesco Private Prime Fund	-	3,250,219	(3,250,237)	-	18	-	48*
Total	$174,720	$22,239,810	$(22,413,512)	$-	$18	$1,036	$209

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Large Cap Value ETF (PWV)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-10.94%
AT&T, Inc.	727,061	$20,815,757
Comcast Corp., Class A	406,011	20,125,965
Electronic Arts, Inc.	75,486	10,809,595
Verizon Communications, Inc.	350,436	19,186,371
		70,937,688
Consumer Discretionary-2.87%
Best Buy Co., Inc.	79,990	8,704,512
General Motors Co.	195,473	9,906,572
		18,611,084
Consumer Staples-5.84%
General Mills, Inc.	149,885	8,708,319
Kraft Heinz Co. (The)	268,379	8,993,380
PepsiCo, Inc.	147,555	20,151,586
		37,853,285
Financials-27.22%
Aflac, Inc.	196,860	8,894,135
Allstate Corp. (The)	86,588	9,280,502
Bank of America Corp.	733,183	21,738,876
Blackstone Group, Inc. (The), Class A	151,743	10,195,612
Capital One Financial Corp.	99,370	10,360,316
Citigroup, Inc.	159,135	9,228,239
Goldman Sachs Group, Inc. (The)	38,204	10,359,779
JPMorgan Chase & Co.	172,318	22,172,157
MetLife, Inc.	186,583	8,983,972
Morgan Stanley	142,795	9,574,405
PNC Financial Services Group, Inc. (The)	64,829	9,304,258
Progressive Corp. (The)	107,511	9,373,884
T. Rowe Price Group, Inc.	63,103	9,874,357
Travelers Cos., Inc. (The)	66,598	9,077,307
U.S. Bancorp	200,016	8,570,686
Wells Fargo & Co.	317,414	9,484,330
		176,472,815
Health Care-13.18%
Biogen, Inc.(b)	37,451	10,584,027
CVS Health Corp.	132,721	9,509,460
	Shares	Value
Health Care-(continued)
Johnson & Johnson	147,702	$24,094,627
Merck & Co., Inc.	265,143	20,434,571
Pfizer, Inc.	580,628	20,844,545
		85,467,230
Industrials-18.53%
Caterpillar, Inc.	51,352	9,389,200
Cummins, Inc.	38,686	9,068,772
Eaton Corp. PLC	73,641	8,667,546
Emerson Electric Co.	113,581	9,012,652
Honeywell International, Inc.	102,244	19,975,410
Illinois Tool Works, Inc.	42,786	8,309,469
Johnson Controls International PLC	194,602	9,695,072
PACCAR, Inc.	100,457	9,163,687
Republic Services, Inc.	92,855	8,405,235
Union Pacific Corp.	101,817	20,105,803
Waste Management, Inc.	75,367	8,389,854
		120,182,700
Information Technology-18.78%
Broadcom, Inc.	54,169	24,403,134
Cisco Systems, Inc.	498,731	22,233,428
Cognizant Technology Solutions Corp., Class A	115,314	8,988,726
Dell Technologies, Inc., Class C(b)	129,127	9,412,067
Intel Corp.	451,901	25,085,025
Oracle Corp.	369,079	22,303,444
TE Connectivity Ltd.	77,647	9,348,699
		121,774,523
Materials-2.53%
Dow, Inc.	157,284	8,163,040
PPG Industries, Inc.	61,399	8,271,059
		16,434,099
TOTAL INVESTMENTS IN SECURITIES-99.89% (Cost $611,134,121)		647,733,424
OTHER ASSETS LESS LIABILITIES-0.11%		691,072
NET ASSETS-100.00%		$648,424,496
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$12,431,353	$(12,431,353)	$-	$-	$-	$55
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	13,417,566	(13,417,566)	-	-	-	160
Total	$-	$25,848,919	$(25,848,919)	$-	$-	$-	$215
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 100 Equal Weight ETF (EQWL)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communication Services-7.66%
Alphabet, Inc., Class A(b)	198	$361,817
Alphabet, Inc., Class C(b)	195	357,969
AT&T, Inc.	22,449	642,715
Charter Communications, Inc., Class A(b)	1,074	652,519
Comcast Corp., Class A	13,668	677,523
Facebook, Inc., Class A(b)	2,545	657,450
Netflix, Inc.(b)	1,389	739,490
Verizon Communications, Inc.	11,535	631,541
Walt Disney Co. (The)(b)	3,962	666,290
		5,387,314
Consumer Discretionary-11.60%
Amazon.com, Inc.(b)	224	718,189
Booking Holdings, Inc.(b)	335	651,351
Ford Motor Co.	77,500	816,075
General Motors Co.	16,674	845,038
Home Depot, Inc. (The)	2,643	715,777
Lowe’s Cos., Inc.	4,431	739,312
McDonald’s Corp.	3,351	696,472
NIKE, Inc., Class B	5,066	676,767
Starbucks Corp.	6,759	654,339
Target Corp.	4,071	737,543
Tesla, Inc.(b)	1,145	908,592
		8,159,455
Consumer Staples-10.55%
Altria Group, Inc.	16,189	665,044
Coca-Cola Co. (The)	13,048	628,261
Colgate-Palmolive Co.	8,221	641,238
Costco Wholesale Corp.	1,856	654,110
Kraft Heinz Co. (The)	20,432	684,676
Mondelez International, Inc., Class A	12,128	672,376
PepsiCo, Inc.	4,802	655,809
Philip Morris International, Inc.	8,190	652,334
Procter & Gamble Co. (The)	5,099	653,743
Walgreens Boots Alliance, Inc.	16,830	845,708
Walmart, Inc.	4,736	665,361
		7,418,660
Energy-4.74%
Chevron Corp.	7,530	641,556
ConocoPhillips	16,010	640,880
Exxon Mobil Corp.	15,968	716,005
Kinder Morgan, Inc.	47,195	664,506
Schlumberger Ltd.	30,346	673,985
		3,336,932
Financials-15.25%
Allstate Corp. (The)	6,698	717,892
American Express Co.	5,790	673,145
American International Group, Inc.	17,946	671,898
Bank of America Corp.	24,463	725,328
Bank of New York Mellon Corp. (The)	17,370	691,847
Berkshire Hathaway, Inc., Class B(b)	3,075	700,700
BlackRock, Inc.	1,005	704,766
Capital One Financial Corp.	7,582	790,499
Citigroup, Inc.	11,813	685,036
Goldman Sachs Group, Inc. (The)	2,914	790,189
JPMorgan Chase & Co.	5,846	752,205
MetLife, Inc.	14,823	713,728
Morgan Stanley	11,037	740,031
	Shares	Value
Financials-(continued)
U.S. Bancorp	15,186	$650,720
Wells Fargo & Co.	24,034	718,136
		10,726,120
Health Care-15.62%
Abbott Laboratories	6,533	807,414
AbbVie, Inc.	6,546	670,834
Amgen, Inc.	3,075	742,397
Biogen, Inc.(b)	2,896	818,439
Bristol-Myers Squibb Co.	11,465	704,295
CVS Health Corp.	9,725	696,796
Danaher Corp.	3,124	743,012
Eli Lilly and Co.	4,366	907,997
Gilead Sciences, Inc.	11,509	754,991
Johnson & Johnson	4,572	745,830
Medtronic PLC	6,224	692,918
Merck & Co., Inc.	8,391	646,694
Pfizer, Inc.	16,929	607,751
Thermo Fisher Scientific, Inc.	1,479	753,846
UnitedHealth Group, Inc.	2,074	691,845
		10,985,059
Industrials-11.07%
3M Co.	4,019	705,978
Boeing Co. (The)	3,022	586,842
Caterpillar, Inc.	3,883	709,968
Emerson Electric Co.	8,446	670,190
FedEx Corp.	2,405	565,993
General Dynamics Corp.	4,600	674,728
General Electric Co.	62,377	666,186
Honeywell International, Inc.	3,243	633,585
Lockheed Martin Corp.	1,925	619,504
Raytheon Technologies Corp.	9,550	637,271
Union Pacific Corp.	3,428	676,927
United Parcel Service, Inc., Class B	4,134	640,770
		7,787,942
Information Technology-15.21%
Accenture PLC, Class A	2,832	685,117
Adobe, Inc.(b)	1,465	672,098
Apple, Inc.	5,713	753,887
Cisco Systems, Inc.	15,707	700,218
Intel Corp.	14,060	780,471
International Business Machines Corp.	5,602	667,254
Mastercard, Inc., Class A	2,126	672,433
Microsoft Corp.	3,279	760,597
NVIDIA Corp.	1,343	697,809
Oracle Corp.	11,541	697,423
PayPal Holdings, Inc.(b)	3,267	765,491
QUALCOMM, Inc.	4,847	757,489
salesforce.com, inc.(b)	3,130	706,003
Texas Instruments, Inc.	4,355	721,580
Visa, Inc., Class A	3,390	655,117
		10,692,987
Materials-2.14%
Dow, Inc.	12,891	669,043
DuPont de Nemours, Inc.	10,524	836,132
		1,505,175
Real Estate-2.08%
American Tower Corp.	3,167	720,049
Simon Property Group, Inc.	7,956	739,351
		1,459,400
See accompanying notes which are an integral part of this schedule.

Invesco S&P 100 Equal Weight ETF (EQWL)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Utilities-4.08%
Duke Energy Corp.	7,605	$714,870
Exelon Corp.	16,983	705,814
NextEra Energy, Inc.	9,475	766,243
Southern Co. (The)	11,522	678,876
		2,865,803
Total Common Stocks & Other Equity Interests (Cost $58,298,433)		70,324,847
Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $107,235)	107,235	107,235
TOTAL INVESTMENTS IN SECURITIES-100.15% (Cost $58,405,668)		70,432,082
OTHER ASSETS LESS LIABILITIES-(0.15)%		(108,673)
NET ASSETS-100.00%		$70,323,409
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,176,455	$(1,069,220)	$-	$-	$107,235	$9
Invesco Premier U.S. Government Money Portfolio, Institutional Class	75,061	1,444,924	(1,519,985)	-	-	-	24
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,523	1,711,574	(1,724,097)	-	-	-	3*
Total	$87,584	$4,332,953	$(4,313,302)	$-	$-	$107,235	$36

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 GARP ETF (SPGP)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-5.28%
Discovery, Inc., Class C(b)	124,122	$4,347,994
Facebook, Inc., Class A(b)	20,375	5,263,474
ViacomCBS, Inc., Class B	99,989	4,849,466
		14,460,934
Consumer Discretionary-12.59%
Booking Holdings, Inc.(b)	1,981	3,851,718
D.R. Horton, Inc.	50,898	3,908,967
Dollar General Corp.	14,066	2,737,384
eBay, Inc.	59,712	3,374,325
Lennar Corp., Class A	42,759	3,555,411
MGM Resorts International	117,378	3,352,316
NVR, Inc.(b)	736	3,272,609
O’Reilly Automotive, Inc.(b)	7,453	3,171,028
PulteGroup, Inc.	98,612	4,289,622
Tractor Supply Co.	20,995	2,975,831
		34,489,211
Consumer Staples-2.55%
Campbell Soup Co.	74,618	3,589,872
Monster Beverage Corp.(b)	39,158	3,400,089
		6,989,961
Financials-26.81%
Allstate Corp. (The)	30,837	3,305,110
Ameriprise Financial, Inc.	15,001	2,968,248
Cboe Global Markets, Inc.	62,312	5,715,880
Charles Schwab Corp. (The)	67,117	3,459,210
Citizens Financial Group, Inc.	93,244	3,397,811
Comerica, Inc.	68,598	3,923,806
Everest Re Group Ltd.	12,860	2,714,489
Fifth Third Bancorp	121,542	3,516,210
Hartford Financial Services Group, Inc. (The)	66,819	3,208,648
Lincoln National Corp.	60,391	2,747,187
M&T Bank Corp.	22,989	3,045,353
MarketAxess Holdings, Inc.	5,253	2,840,612
MetLife, Inc.	74,697	3,596,660
Moody’s Corp.	13,192	3,512,502
Morgan Stanley	46,071	3,089,060
Progressive Corp. (The)	49,046	4,276,321
SVB Financial Group(b)	17,081	7,477,720
Synchrony Financial	124,526	4,190,300
T. Rowe Price Group, Inc.	19,659	3,076,240
Zions Bancorporation N.A.	76,427	3,373,488
		73,434,855
Health Care-15.90%
AbbVie, Inc.	28,282	2,898,339
Align Technology, Inc.(b)	11,399	5,988,806
Biogen, Inc.(b)	13,872	3,920,366
Boston Scientific Corp.(b)	92,313	3,271,573
Cigna Corp.	26,144	5,674,555
DaVita, Inc.(b)	26,116	3,065,235
Humana, Inc.	8,542	3,272,526
IDEXX Laboratories, Inc.(b)	7,140	3,417,775
Merck & Co., Inc.	33,613	2,590,554
	Shares	Value
Health Care-(continued)
Regeneron Pharmaceuticals, Inc.(b)	7,930	$3,995,451
UnitedHealth Group, Inc.	8,124	2,710,004
Zoetis, Inc.	17,859	2,754,751
		43,559,935
Industrials-13.19%
Copart, Inc.(b)	30,332	3,328,937
Cummins, Inc.	14,933	3,500,594
Expeditors International of Washington, Inc.	33,872	3,032,221
Fastenal Co.	57,693	2,630,224
General Dynamics Corp.	18,339	2,689,964
Huntington Ingalls Industries, Inc.	16,917	2,661,552
J.B. Hunt Transport Services, Inc.	22,703	3,057,186
Northrop Grumman Corp.	10,073	2,887,023
Old Dominion Freight Line, Inc.	16,244	3,151,336
PACCAR, Inc.	48,366	4,411,946
United Rentals, Inc.(b)	19,673	4,780,736
		36,131,719
Information Technology-20.37%
Adobe, Inc.(b)	11,022	5,056,563
Apple, Inc.	25,750	3,397,970
Applied Materials, Inc.	31,601	3,055,185
Arista Networks, Inc.(b)	20,052	6,167,193
Cadence Design Systems, Inc.(b)	30,755	4,010,144
CDW Corp.	26,447	3,482,012
Fortinet, Inc.(b)	39,504	5,718,204
Intel Corp.	56,030	3,110,225
Intuit, Inc.	9,153	3,306,338
KLA Corp.	15,407	4,315,038
Lam Research Corp.	6,221	3,010,653
Mastercard, Inc., Class A	12,833	4,058,950
Microsoft Corp.	16,587	3,847,521
QUALCOMM, Inc.	20,918	3,269,065
		55,805,061
Materials-2.22%
LyondellBasell Industries N.V., Class A	32,492	2,786,514
Sherwin-Williams Co. (The)	4,752	3,287,434
		6,073,948
Real Estate-1.05%
CBRE Group, Inc., Class A(b)	47,278	2,883,013
Total Common Stocks & Other Equity Interests (Cost $252,981,226)		273,828,637
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $125,128)	125,128	125,128
TOTAL INVESTMENTS IN SECURITIES-100.01% (Cost $253,106,354)		273,953,765
OTHER ASSETS LESS LIABILITIES-(0.01)%		(14,809)
NET ASSETS-100.00%		$273,938,956
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 GARP ETF (SPGP)—(continued)
January 31, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,061,149	$(1,936,021)	$-	$-	$125,128	$13
Invesco Premier U.S. Government Money Portfolio, Institutional Class	211,406	2,140,516	(2,351,922)	-	-	-	47
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,415,763	7,488,506	(8,904,269)	-	-	-	83*
Invesco Private Prime Fund	-	3,115,030	(3,115,118)	-	88	-	45*
Total	$1,627,169	$14,805,201	$(16,307,330)	$-	$88	$125,128	$188

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 Value with Momentum ETF (SPVM)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-2.16%
Comcast Corp., Class A	3,109	$154,113
News Corp., Class A	8,696	168,703
Verizon Communications, Inc.	2,687	147,113
		469,929
Consumer Discretionary-17.98%
Best Buy Co., Inc.	2,231	242,777
CarMax, Inc.(b)	2,220	261,472
D.R. Horton, Inc.	3,106	238,541
eBay, Inc.	2,966	167,609
Ford Motor Co.	43,766	460,856
Gap, Inc. (The)(b)	7,045	142,661
General Motors Co.	7,336	371,788
Genuine Parts Co.	1,753	164,572
Hanesbrands, Inc.	16,535	252,820
Leggett & Platt, Inc.	3,780	154,980
Lennar Corp., Class A	3,868	321,624
LKQ Corp.(b)	6,340	222,471
Newell Brands, Inc.	8,656	207,917
PulteGroup, Inc.	6,155	267,743
Target Corp.	981	177,728
Whirlpool Corp.	1,361	251,907
		3,907,466
Consumer Staples-10.49%
Archer-Daniels-Midland Co.	7,241	362,122
Campbell Soup Co.	3,750	180,413
Conagra Brands, Inc.	5,381	186,183
Costco Wholesale Corp.	410	144,496
General Mills, Inc.	2,527	146,819
JM Smucker Co. (The)	1,881	218,967
Kraft Heinz Co. (The)	7,634	255,815
Kroger Co. (The)	12,772	440,634
McCormick & Co., Inc.	1,713	153,382
Walmart, Inc.	1,353	190,083
		2,278,914
Financials-17.63%
Ameriprise Financial, Inc.	871	172,345
Assurant, Inc.	2,206	298,847
Berkshire Hathaway, Inc., Class B(b)	993	226,275
Capital One Financial Corp.	3,005	313,301
Globe Life, Inc.	2,571	232,393
Goldman Sachs Group, Inc. (The)	1,096	297,202
MetLife, Inc.	9,231	444,473
Morgan Stanley	3,957	265,317
Progressive Corp. (The)	2,318	202,106
Raymond James Financial, Inc.	2,267	226,541
State Street Corp.	3,631	254,170
SVB Financial Group(b)	434	189,996
Travelers Cos., Inc. (The)	2,102	286,503
Truist Financial Corp.	5,118	245,562
W.R. Berkley Corp.	2,829	175,794
		3,830,825
Health Care-18.63%
AmerisourceBergen Corp.	1,827	190,373
Anthem, Inc.	833	247,384
Bio-Rad Laboratories, Inc., Class A(b)	364	208,852
Cardinal Health, Inc.	5,969	320,714
Centene Corp.(b)	6,695	403,709
Cigna Corp.	1,576	342,071
CVS Health Corp.	6,110	437,782
	Shares	Value
Health Care-(continued)
DaVita, Inc.(b)	1,491	$174,999
HCA Healthcare, Inc.	1,015	164,917
Henry Schein, Inc.(b)	3,019	198,801
Humana, Inc.	603	231,015
Laboratory Corp. of America Holdings(b)	884	202,357
McKesson Corp.	1,993	347,719
Quest Diagnostics, Inc.	1,415	182,747
UnitedHealth Group, Inc.	490	163,454
Universal Health Services, Inc., Class B	1,856	231,406
		4,048,300
Industrials-8.08%
C.H. Robinson Worldwide, Inc.	1,928	164,960
Cummins, Inc.	653	153,076
FedEx Corp.	580	136,497
Howmet Aerospace, Inc.	8,665	212,986
Jacobs Engineering Group, Inc.	1,824	184,151
Johnson Controls International PLC	3,942	196,390
PACCAR, Inc.	1,943	177,241
Quanta Services, Inc.	3,072	216,484
Snap-on, Inc.	904	162,711
United Rentals, Inc.(b)	619	150,423
		1,754,919
Information Technology-4.94%
CDW Corp.	1,174	154,569
HP, Inc.	9,981	242,937
International Business Machines Corp.	1,323	157,582
Leidos Holdings, Inc.	1,678	177,969
Micron Technology, Inc.(b)	2,321	181,665
Seagate Technology PLC	2,408	159,217
		1,073,939
Materials-6.35%
Amcor PLC	13,869	151,727
Corteva, Inc.	5,484	218,592
Eastman Chemical Co.	1,737	170,834
International Paper Co.	3,994	200,938
Mosaic Co. (The)	8,630	224,035
Newmont Corp.	2,671	159,191
Westrock Co.	6,144	254,546
		1,379,863
Real Estate-0.92%
CBRE Group, Inc., Class A(b)	3,266	199,161
Utilities-12.79%
Alliant Energy Corp.	2,983	145,123
Ameren Corp.	1,992	144,858
American Electric Power Co., Inc.	1,980	160,202
Consolidated Edison, Inc.	2,907	205,757
DTE Energy Co.	1,516	179,980
Duke Energy Corp.	1,970	185,180
Edison International	2,936	170,758
Entergy Corp.	1,800	171,594
Evergy, Inc.	3,661	196,706
Eversource Energy	1,826	159,775
Pinnacle West Capital Corp.	2,515	189,254
PPL Corp.	6,969	192,832
Public Service Enterprise Group, Inc.	3,225	181,987
Sempra Energy	1,582	195,788
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Value with Momentum ETF (SPVM)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Utilities-(continued)
Southern Co. (The)	2,650	$156,138
Xcel Energy, Inc.	2,249	143,913
		2,779,845
Total Common Stocks & Other Equity Interests (Cost $20,252,682)		21,723,161
Money Market Funds-0.35%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $76,396)	76,396	76,396
TOTAL INVESTMENTS IN SECURITIES-100.32% (Cost $20,329,078)		21,799,557
OTHER ASSETS LESS LIABILITIES-(0.32)%		(70,031)
NET ASSETS-100.00%		$21,729,526
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$588,998	$(512,602)	$-	$-	$76,396	$6
Invesco Premier U.S. Government Money Portfolio, Institutional Class	124,965	842,361	(967,326)	-	-	-	24
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	1,250,374	(1,250,374)	-	-	-	9*
Invesco Private Prime Fund	-	254,538	(254,541)	-	3	-	4*
Total	$124,965	$2,936,271	$(2,984,843)	$-	$3	$76,396	$43

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Momentum ETF (XMMO)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-3.20%
Cable One, Inc.	9,730	$19,460,000
New York Times Co. (The), Class A	196,741	9,756,386
		29,216,386
Consumer Discretionary-13.56%
Brunswick Corp.	96,040	8,303,618
Deckers Outdoor Corp.(b)	34,447	10,057,835
Helen of Troy Ltd.(b)	30,339	7,410,301
KB Home	86,884	3,617,850
Lithia Motors, Inc., Class A	39,362	12,543,882
Murphy USA, Inc.	43,374	5,403,099
Papa John’s International, Inc.	81,000	8,284,680
Penn National Gaming, Inc.(b)	161,696	16,771,109
RH(b)	30,374	14,438,585
Thor Industries, Inc.	104,783	12,679,791
TopBuild Corp.(b)	50,723	10,142,064
Tri Pointe Homes, Inc.(b)	122,486	2,474,217
Williams-Sonoma, Inc.	91,209	11,758,664
		123,885,695
Consumer Staples-6.24%
BJ’s Wholesale Club Holdings, Inc.(b)	270,907	11,397,058
Boston Beer Co., Inc. (The), Class A(b)	22,757	20,865,666
Darling Ingredients, Inc.(b)	213,906	13,264,311
Hain Celestial Group, Inc. (The)(b)	159,387	6,628,108
Sprouts Farmers Market, Inc.(b)	213,423	4,834,031
		56,989,174
Financials-3.04%
Brown & Brown, Inc.	320,499	13,810,302
FactSet Research Systems, Inc.	46,282	13,992,900
		27,803,202
Health Care-23.94%
Amedisys, Inc.(b)	64,669	18,580,050
Arrowhead Pharmaceuticals, Inc.(b)	129,569	9,998,840
Bio-Techne Corp.	57,903	18,813,264
Charles River Laboratories International, Inc.(b)	80,699	20,905,076
Chemed Corp.	18,637	9,652,102
Emergent BioSolutions, Inc.(b)	116,456	12,443,324
LHC Group, Inc.(b)	54,342	10,826,013
Ligand Pharmaceuticals, Inc.(b)(c)	17,582	3,258,824
Masimo Corp.(b)	87,184	22,312,129
Molina Healthcare, Inc.(b)	82,515	17,626,029
Patterson Cos., Inc.	120,191	3,807,651
Penumbra, Inc.(b)(c)	44,160	11,529,734
Quidel Corp.(b)	95,475	23,961,361
Repligen Corp.(b)	91,313	18,262,600
Syneos Health, Inc.(b)	62,322	4,633,641
United Therapeutics Corp.(b)	73,615	12,059,609
		218,670,247
Industrials-17.23%
Axon Enterprise, Inc.(b)	57,743	9,479,091
Builders FirstSource, Inc.(b)	131,963	5,047,585
CoreLogic, Inc.	118,694	8,936,471
FTI Consulting, Inc.(b)	35,601	3,915,042
Generac Holdings, Inc.(b)	157,009	38,690,158
Knight-Swift Transportation Holdings, Inc.	148,272	5,930,880
MSA Safety, Inc.	33,504	5,230,644
Nordson Corp.	75,127	13,446,982
Stericycle, Inc.(b)	111,511	7,301,740
	Shares	Value
Industrials-(continued)
Sunrun, Inc.(b)	219,108	$15,177,611
Tetra Tech, Inc.	49,495	6,017,107
Trex Co., Inc.(b)	204,994	18,812,299
Watsco, Inc.	66,897	15,954,266
Werner Enterprises, Inc.	87,758	3,443,624
		157,383,500
Information Technology-23.76%
Ceridian HCM Holding, Inc.(b)	185,938	17,275,500
Ciena Corp.(b)	198,899	10,619,218
Cirrus Logic, Inc.(b)	74,742	7,002,578
Cognex Corp.	268,510	22,052,726
Fair Isaac Corp.(b)	31,558	14,204,571
II-VI, Inc.(b)	110,811	9,315,881
Lumentum Holdings, Inc.(b)	131,365	12,322,037
MKS Instruments, Inc.	79,707	12,599,285
Monolithic Power Systems, Inc.	83,868	29,797,462
Paylocity Holding Corp.(b)	42,882	8,038,660
PTC, Inc.(b)	129,433	17,202,940
Qualys, Inc.(b)	59,941	8,300,030
SolarEdge Technologies, Inc.(b)	125,326	36,135,246
Synaptics, Inc.(b)	85,602	8,493,430
SYNNEX Corp.	45,296	3,697,059
		217,056,623
Materials-4.17%
Royal Gold, Inc.	69,866	7,467,278
RPM International, Inc.	151,036	12,455,939
Scotts Miracle-Gro Co. (The)	60,754	13,451,543
Silgan Holdings, Inc.	129,501	4,717,722
		38,092,482
Real Estate-4.84%
CoreSite Realty Corp.	60,649	8,153,652
CyrusOne, Inc.	196,984	14,369,983
EastGroup Properties, Inc.	35,310	4,771,793
First Industrial Realty Trust, Inc.	133,820	5,438,445
Medical Properties Trust, Inc.	545,823	11,522,323
		44,256,196
Total Common Stocks & Other Equity Interests (Cost $705,092,753)		913,353,505
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $576,291)	576,291	576,291
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $705,669,044)		913,929,796
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.64%
Invesco Private Government Fund, 0.01%(d)(e)(f)	5,991,497	5,991,497
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Momentum ETF (XMMO)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	8,983,652	$8,987,245
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,978,690)		14,978,742
TOTAL INVESTMENTS IN SECURITIES-101.68% (Cost $720,647,734)		928,908,538
OTHER ASSETS LESS LIABILITIES-(1.68)%		(15,333,551)
NET ASSETS-100.00%		$913,574,987
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,768,507	$(3,192,216)	$-	$-	$576,291	$23
Invesco Premier U.S. Government Money Portfolio, Institutional Class	388,090	6,566,617	(6,954,707)	-	-	-	130
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,859,473	76,976,430	(72,844,406)	-	-	5,991,497	1,107*
Invesco Private Prime Fund	-	76,406,930	(67,420,678)	52	941	8,987,245	4,443*
Total	$2,247,563	$163,718,484	$(150,412,007)	$52	$941	$15,555,033	$5,703

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Quality ETF (XMHQ)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-1.51%
New York Times Co. (The), Class A	42,965	$2,130,634
Consumer Discretionary-11.87%
Adtalem Global Education, Inc.(b)	14,821	571,942
Brunswick Corp.	30,881	2,669,971
Gentex Corp.	82,467	2,725,534
KB Home	27,500	1,145,100
Murphy USA, Inc.	9,689	1,206,959
Service Corp. International	51,697	2,607,080
Strategic Education, Inc.	7,575	669,403
Thor Industries, Inc.	17,431	2,109,325
TopBuild Corp.(b)	11,024	2,204,249
Tri Pointe Homes, Inc.(b)	42,394	856,359
		16,765,922
Consumer Staples-3.78%
Darling Ingredients, Inc.(b)	46,137	2,860,955
Hain Celestial Group, Inc. (The)(b)	29,584	1,230,251
Lancaster Colony Corp.	5,844	1,020,246
Tootsie Roll Industries, Inc.(c)	5,823	230,474
		5,341,926
Financials-13.96%
Affiliated Managers Group, Inc.	12,089	1,332,087
Bank of Hawaii Corp.	11,025	862,045
Bank OZK	37,804	1,404,797
FactSet Research Systems, Inc.	11,583	3,502,004
Federated Hermes, Inc., Class B	27,571	744,417
First Financial Bankshares, Inc.	41,997	1,590,846
Home BancShares, Inc.	50,570	1,072,084
SEI Investments Co.	38,727	2,046,722
Signature Bank	16,104	2,660,220
SLM Corp.	126,755	1,759,359
Sterling Bancorp	64,470	1,190,116
Texas Capital Bancshares, Inc.(b)	15,732	947,381
Washington Federal, Inc.	23,358	611,513
		19,723,591
Health Care-11.71%
Bio-Techne Corp.	12,489	4,057,801
Chemed Corp.	4,779	2,475,044
Emergent BioSolutions, Inc.(b)	13,804	1,474,957
Haemonetics Corp.(b)	15,240	1,741,780
Hill-Rom Holdings, Inc.	21,665	2,080,707
Medpace Holdings, Inc.(b)	8,818	1,170,942
Quidel Corp.(b)	14,153	3,551,978
		16,553,209
Industrials-26.24%
AGCO Corp.	19,447	2,156,672
CoreLogic, Inc.	25,552	1,923,810
Donaldson Co., Inc.	40,786	2,424,320
Generac Holdings, Inc.(b)	20,348	5,014,154
Graco, Inc.	55,462	3,823,550
Healthcare Services Group, Inc.	24,799	803,984
HNI Corp.	12,243	394,959
Hubbell, Inc.	17,760	2,763,456
Landstar System, Inc.	15,172	2,114,977
Lincoln Electric Holdings, Inc.	17,985	2,059,283
MSA Safety, Inc.	10,769	1,681,256
MSC Industrial Direct Co., Inc., Class A	15,330	1,189,148
Nordson Corp.	18,373	3,288,583
Oshkosh Corp.	18,790	1,720,976
	Shares	Value
Industrials-(continued)
Regal Beloit Corp.	12,753	$1,600,247
Simpson Manufacturing Co., Inc.	15,516	1,427,472
Werner Enterprises, Inc.	18,767	736,417
Woodward, Inc.	17,459	1,954,535
		37,077,799
Information Technology-14.84%
Arrow Electronics, Inc.(b)	24,505	2,392,423
Ciena Corp.(b)	46,654	2,490,857
Fair Isaac Corp.(b)	9,137	4,112,655
InterDigital, Inc.	10,747	690,065
Littelfuse, Inc.	7,058	1,717,706
Manhattan Associates, Inc.(b)	21,149	2,394,701
National Instruments Corp.	41,127	1,702,658
NetScout Systems, Inc.(b)	19,654	574,585
Qualys, Inc.(b)	11,443	1,584,512
Synaptics, Inc.(b)	12,495	1,239,754
SYNNEX Corp.	25,402	2,073,311
		20,973,227
Materials-13.99%
Avient Corp.	35,729	1,373,065
Commercial Metals Co.	39,033	768,560
Louisiana-Pacific Corp.	32,854	1,248,781
Minerals Technologies, Inc.	9,723	599,229
NewMarket Corp.	2,523	989,495
Reliance Steel & Aluminum Co.	19,042	2,210,395
Royal Gold, Inc.	20,845	2,227,914
RPM International, Inc.	40,700	3,356,529
Scotts Miracle-Gro Co. (The)	15,047	3,331,556
Sensient Technologies Corp.	12,567	886,351
Steel Dynamics, Inc.	57,453	1,968,914
Worthington Industries, Inc.	15,359	803,890
		19,764,679
Real Estate-2.03%
PotlatchDeltic Corp.	19,667	939,296
PS Business Parks, Inc.	6,853	932,830
Sabra Health Care REIT, Inc.	59,609	1,000,835
		2,872,961
Total Common Stocks & Other Equity Interests (Cost $128,807,734)		141,203,948
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $188,241)	188,241	188,241
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $128,995,975)		141,392,189
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.13%
Invesco Private Government Fund, 0.01%(d)(e)(f)	52,235	52,235
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Quality ETF (XMHQ)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	131,922	$131,975
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $184,205)		184,210
TOTAL INVESTMENTS IN SECURITIES-100.19% (Cost $129,180,180)		141,576,399
OTHER ASSETS LESS LIABILITIES-(0.19)%		(272,988)
NET ASSETS-100.00%		$141,303,411
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,176,116	$(987,875)	$-	$-	$188,241	$11
Invesco Premier U.S. Government Money Portfolio, Institutional Class	113,570	1,381,450	(1,495,020)	-	-	-	32
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	658,378	3,596,061	(4,202,204)	-	-	52,235	50*
Invesco Private Prime Fund	-	2,524,397	(2,392,453)	5	26	131,975	87*
Total	$771,948	$8,678,024	$(9,077,552)	$5	$26	$372,451	$180

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Value with Momentum ETF (XMVM)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Consumer Discretionary-21.61%
Adient PLC(b)	28,352	$915,486
AutoNation, Inc.(b)	28,567	2,036,256
Dana, Inc.	77,661	1,503,517
Dick’s Sporting Goods, Inc.	23,516	1,575,807
Foot Locker, Inc.	33,938	1,487,163
KB Home	41,519	1,728,851
Lear Corp.	7,027	1,059,390
Lithia Motors, Inc., Class A	3,823	1,218,314
Murphy USA, Inc.	11,358	1,414,866
Skechers U.S.A., Inc., Class A(b)	21,804	751,802
Taylor Morrison Home Corp., Class A(b)	65,409	1,699,326
Thor Industries, Inc.	11,153	1,349,625
Toll Brothers, Inc.	27,854	1,423,339
Tri Pointe Homes, Inc.(b)	94,909	1,917,162
		20,080,904
Consumer Staples-6.19%
BJ’s Wholesale Club Holdings, Inc.(b)	32,215	1,355,285
Casey’s General Stores, Inc.	4,591	860,721
Ingredion, Inc.	13,055	985,261
Nu Skin Enterprises, Inc., Class A	15,737	910,700
Sprouts Farmers Market, Inc.(b)	72,366	1,639,090
		5,751,057
Financials-23.91%
Affiliated Managers Group, Inc.	8,812	970,994
BancorpSouth Bank	42,670	1,179,826
Bank OZK	38,994	1,449,017
Brighthouse Financial, Inc.(b)	29,036	1,026,713
CNO Financial Group, Inc.	82,748	1,755,085
East West Bancorp, Inc.	22,972	1,376,942
Federated Hermes, Inc., Class B	32,896	888,192
Genworth Financial, Inc., Class A(b)	491,251	1,395,153
Glacier Bancorp, Inc.	17,867	833,496
Home BancShares, Inc.	49,897	1,057,816
Janus Henderson Group PLC (United Kingdom)	28,154	866,017
Jefferies Financial Group, Inc.	75,296	1,758,162
Kemper Corp.	16,735	1,177,307
Prosperity Bancshares, Inc.	17,309	1,167,319
RenaissanceRe Holdings Ltd. (Bermuda)	6,885	1,035,779
SLM Corp.	79,083	1,097,672
Stifel Financial Corp.	22,011	1,140,610
Texas Capital Bancshares, Inc.(b)	16,634	1,001,699
UMB Financial Corp.	14,658	1,040,278
		22,218,077
Health Care-5.08%
Acadia Healthcare Co., Inc.(b)	20,855	1,056,931
Molina Healthcare, Inc.(b)	4,407	941,379
Tenet Healthcare Corp.(b)	35,855	1,694,866
United Therapeutics Corp.(b)	6,262	1,025,841
		4,719,017
Industrials-18.81%
AECOM(b)	17,500	876,750
AGCO Corp.	10,184	1,129,406
ASGN, Inc.(b)	9,997	828,851
Builders FirstSource, Inc.(b)	28,695	1,097,584
Dycom Industries, Inc.(b)	13,551	1,099,528
EnerSys	9,194	756,023
GATX Corp.(c)	11,331	1,051,517
Healthcare Services Group, Inc.	32,567	1,055,822
HNI Corp.	24,920	803,919
	Shares	Value
Industrials-(continued)
Knight-Swift Transportation Holdings, Inc.	25,354	$1,014,160
MasTec, Inc.(b)	17,395	1,342,024
Regal Beloit Corp.	6,577	825,282
Ryder System, Inc.	20,313	1,271,391
Terex Corp.	24,508	876,406
Timken Co. (The)	10,375	784,972
Trinity Industries, Inc.	36,019	1,001,688
Werner Enterprises, Inc.	21,935	860,729
XPO Logistics, Inc.(b)	7,199	794,842
		17,470,894
Information Technology-9.54%
Arrow Electronics, Inc.(b)	20,446	1,996,143
CACI International, Inc., Class A(b)	3,868	933,039
Jabil, Inc.	38,882	1,608,548
KBR, Inc.	30,280	879,634
Science Applications International Corp.	8,447	811,166
SYNNEX Corp.	20,221	1,650,438
Vishay Intertechnology, Inc.	45,680	984,404
		8,863,372
Materials-12.72%
Avient Corp.	28,502	1,095,332
Commercial Metals Co.	85,446	1,682,432
Greif, Inc., Class A	24,164	1,091,246
Minerals Technologies, Inc.	16,031	987,991
O-I Glass, Inc.	134,864	1,704,681
Reliance Steel & Aluminum Co.	9,391	1,090,107
Silgan Holdings, Inc.	28,111	1,024,084
Steel Dynamics, Inc.	28,116	963,535
United States Steel Corp.(c)	58,036	1,030,719
Worthington Industries, Inc.	21,860	1,144,152
		11,814,279
Real Estate-0.87%
Medical Properties Trust, Inc.	38,313	808,788
Utilities-1.30%
MDU Resources Group, Inc.	45,810	1,204,345
Total Common Stocks & Other Equity Interests (Cost $86,510,172)		92,930,733
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $93,123)	93,123	93,123
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.13% (Cost $86,603,295)		93,023,856
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.22%
Invesco Private Government Fund, 0.01%(d)(e)(f)	454,702	454,702
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Value with Momentum ETF (XMVM)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	681,780	$682,053
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,136,755)		1,136,755
TOTAL INVESTMENTS IN SECURITIES-101.35% (Cost $87,740,050)		94,160,611
OTHER ASSETS LESS LIABILITIES-(1.35)%		(1,255,636)
NET ASSETS-100.00%		$92,904,975
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$743,730	$(650,607)	$-	$-	$93,123	$7
Invesco Premier U.S. Government Money Portfolio, Institutional Class	120,521	938,913	(1,059,434)	-	-	-	36
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,133,001	7,156,229	(8,834,528)	-	-	454,702	57*
Invesco Private Prime Fund	-	4,513,243	(3,831,245)	-	55	682,053	83*
Total	$2,253,522	$13,352,115	$(14,375,814)	$-	$55	$1,229,878	$183

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Momentum ETF (XSMO)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-3.88%
Cogent Communications Holdings, Inc.	34,003	$1,936,471
Consolidated Communications Holdings, Inc.(b)	45,371	276,990
Glu Mobile, Inc.(b)	69,851	615,387
Shenandoah Telecommunications Co.	27,490	1,068,536
TechTarget, Inc.(b)	20,077	1,499,752
		5,397,136
Consumer Discretionary-21.06%
Big Lots, Inc.	23,668	1,412,506
Cavco Industries, Inc.(b)	3,462	653,141
Century Communities, Inc.(b)	13,752	645,519
Crocs, Inc.(b)	41,840	2,929,637
El Pollo Loco Holdings, Inc.(b)	18,102	368,376
Hibbett Sports, Inc.(b)	7,652	431,955
Installed Building Products, Inc.(b)	13,308	1,396,409
LCI Industries	16,154	2,090,005
LGI Homes, Inc.(b)	15,074	1,608,547
Lumber Liquidators Holdings, Inc.(b)	29,240	817,550
M.D.C. Holdings, Inc.	24,869	1,293,685
M/I Homes, Inc.(b)	11,606	572,988
MarineMax, Inc.(b)	17,075	714,247
Meritage Homes Corp.(b)	25,143	2,017,977
Patrick Industries, Inc.	11,664	805,516
PetMed Express, Inc.(c)	17,843	681,603
Rent-A-Center, Inc.	19,684	852,317
Shutterstock, Inc.	15,750	1,023,593
Sonic Automotive, Inc., Class A	12,996	531,926
Stamps.com, Inc.(b)	19,340	4,415,515
Sturm Ruger & Co., Inc.	14,478	917,326
Vista Outdoor, Inc.(b)	57,106	1,665,782
Winnebago Industries, Inc.	21,020	1,451,641
		29,297,761
Consumer Staples-6.42%
B&G Foods, Inc.(c)	54,476	2,074,446
Central Garden & Pet Co.(b)	5,287	223,587
Central Garden & Pet Co., Class A(b)	21,523	839,397
John B. Sanfilippo & Son, Inc.	3,713	298,637
Medifast, Inc.	8,405	1,972,401
National Beverage Corp.(c)	8,701	1,318,550
Seneca Foods Corp., Class A(b)	3,268	118,465
SpartanNash Co.	30,289	560,952
United Natural Foods, Inc.(b)	39,120	1,059,370
USANA Health Sciences, Inc.(b)	5,642	466,932
		8,932,737
Energy-2.12%
Renewable Energy Group, Inc.(b)	32,980	2,955,008
Financials-5.52%
Brightsphere Investment Group, Inc.	29,377	538,480
HCI Group, Inc.	3,051	169,727
Palomar Holdings, Inc.(b)	23,820	2,372,234
PRA Group, Inc.(b)	23,208	765,168
StoneX Group, Inc.(b)	8,660	463,483
Trupanion, Inc.(b)	22,901	2,569,492
Virtus Investment Partners, Inc.	3,800	798,000
		7,676,584
Health Care-14.97%
Addus HomeCare Corp.(b)	6,775	762,526
Community Health Systems, Inc.(b)	99,054	923,183
Corcept Therapeutics, Inc.(b)	62,739	1,773,004
	Shares	Value
Health Care-(continued)
Cytokinetics, Inc.(b)	54,441	$1,070,855
Heska Corp.(b)	4,127	690,695
Luminex Corp.	41,140	1,155,623
Meridian Bioscience, Inc.(b)	42,852	947,029
ModivCare, Inc.(b)	8,449	1,339,758
NeoGenomics, Inc.(b)	80,910	4,289,848
OraSure Technologies, Inc.(b)	75,392	1,148,220
Owens & Minor, Inc.	70,190	2,041,125
Pacira BioSciences, Inc.(b)	21,223	1,402,416
Pennant Group, Inc. (The)(b)	12,370	665,135
Select Medical Holdings Corp.(b)	43,375	1,114,738
Simulations Plus, Inc.	14,621	1,157,106
Zynex, Inc.(b)(c)	18,817	340,023
		20,821,284
Industrials-16.56%
AAON, Inc.	19,068	1,411,032
AeroVironment, Inc.(b)	14,335	1,645,228
Arcosa, Inc.	20,652	1,152,175
Astec Industries, Inc.	15,322	911,199
Boise Cascade Co.	35,268	1,679,815
Comfort Systems USA, Inc.	16,964	940,315
Echo Global Logistics, Inc.(b)	12,622	332,337
Exponent, Inc.	30,261	2,498,954
Gibraltar Industries, Inc.(b)	17,286	1,549,344
Griffon Corp.	25,283	567,856
Hub Group, Inc., Class A(b)	16,438	865,132
Marten Transport Ltd.	37,820	599,447
Saia, Inc.(b)	20,164	3,563,987
SPX Corp.(b)	21,465	1,109,955
UFP Industries, Inc.	40,965	2,209,652
Vicor Corp.(b)	23,083	1,997,603
		23,034,031
Information Technology-23.95%
Advanced Energy Industries, Inc.(b)	19,026	1,951,687
Alarm.com Holdings, Inc.(b)	30,954	2,876,246
Applied Optoelectronics, Inc.(b)(c)	11,778	129,676
Axcelis Technologies, Inc.(b)	28,881	988,885
Badger Meter, Inc.	14,029	1,286,600
CEVA, Inc.(b)	14,695	863,919
Cohu, Inc.	20,083	816,976
Diodes, Inc.(b)	20,954	1,483,124
Fabrinet (Thailand)(b)	23,783	1,877,430
FARO Technologies, Inc.(b)	7,607	536,826
FormFactor, Inc.(b)	67,997	2,779,037
Ichor Holdings Ltd.(b)	11,216	404,898
Itron, Inc.(b)	16,329	1,404,621
LivePerson, Inc.(b)	30,202	1,913,599
NIC, Inc.	36,168	973,642
OneSpan, Inc.(b)	37,296	869,743
Onto Innovation, Inc.(b)	23,198	1,253,852
PC Connection, Inc.	6,382	313,292
PDF Solutions, Inc.(b)	28,988	560,048
Perficient, Inc.(b)	13,708	748,594
Photronics, Inc.(b)	32,654	362,459
Plexus Corp.(b)	15,308	1,177,491
Power Integrations, Inc.	36,803	2,964,482
Rambus, Inc.(b)	54,636	1,037,811
SPS Commerce, Inc.(b)	23,138	2,288,117
Ultra Clean Holdings, Inc.(b)	37,661	1,453,715
		33,316,770
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Momentum ETF (XSMO)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Materials-0.72%
Clearwater Paper Corp.(b)	12,573	$478,780
FutureFuel Corp.	20,040	266,532
Hawkins, Inc.	4,722	259,379
		1,004,691
Real Estate-4.72%
Centerspace	6,308	441,182
Community Healthcare Trust, Inc.	8,929	399,305
Easterly Government Properties, Inc.	57,844	1,269,676
Lexington Realty Trust	154,081	1,579,330
Realogy Holdings Corp.(b)	74,292	1,054,946
Safehold, Inc.(c)	9,610	707,104
Uniti Group, Inc.	90,733	1,116,923
		6,568,466
Total Common Stocks & Other Equity Interests (Cost $106,927,614)		139,004,468
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $178,594)	178,594	178,594
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $107,106,208)		139,183,062
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.66%
Invesco Private Government Fund, 0.01%(d)(e)(f)	1,481,159	$1,481,159
Invesco Private Prime Fund, 0.11%(d)(e)(f)	2,220,850	2,221,738
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,702,844)		3,702,897
TOTAL INVESTMENTS IN SECURITIES-102.71% (Cost $110,809,052)		142,885,959
OTHER ASSETS LESS LIABILITIES-(2.71)%		(3,769,432)
NET ASSETS-100.00%		$139,116,527

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Invesco Mortgage Capital, Inc.	$201,741	$161,333	$(349,061)	$684,640	$(698,653)	$-	$32,340
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	897,292	(718,698)	-	-	178,594	7
Invesco Premier U.S. Government Money Portfolio, Institutional Class	138,802	569,190	(707,992)	-	-	-	31
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,981,012	16,719,630	(17,219,483)	-	-	1,481,159	370*
Invesco Private Prime Fund	-	10,157,682	(7,936,255)	53	258	2,221,738	897*
Total	$2,321,555	$28,505,127	$(26,931,489)	$684,693	$(698,395)	$3,881,491	$33,645

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Value with Momentum ETF (XSVM)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-1.43%
ATN International, Inc.	14,211	$613,631
Consolidated Communications Holdings, Inc.(b)	214,626	1,310,292
		1,923,923
Consumer Discretionary-35.13%
Abercrombie & Fitch Co., Class A	34,963	806,596
America’s Car-Mart, Inc.(b)	6,004	713,155
Asbury Automotive Group, Inc.(b)	6,481	924,255
Bed Bath & Beyond, Inc.(c)	54,448	1,923,648
Big Lots, Inc.	22,748	1,357,601
Century Communities, Inc.(b)	21,787	1,022,682
Cooper Tire & Rubber Co.	18,633	684,763
Core-Mark Holding Co., Inc.	44,598	1,367,821
Ethan Allen Interiors, Inc.	38,146	902,153
GameStop Corp., Class A(b)(c)	61,153	19,874,725
Group 1 Automotive, Inc.	10,866	1,495,379
Haverty Furniture Cos., Inc.	27,992	915,058
Hibbett Sports, Inc.(b)	17,524	989,230
M.D.C. Holdings, Inc.	16,159	840,591
M/I Homes, Inc.(b)	23,963	1,183,053
MarineMax, Inc.(b)	28,670	1,199,266
Meritage Homes Corp.(b)	9,056	726,835
Michaels Cos., Inc. (The)(b)(c)	65,365	1,013,158
Motorcar Parts of America, Inc.(b)	31,461	711,962
ODP Corp. (The)	56,691	2,420,139
Patrick Industries, Inc.	9,551	659,592
Rent-A-Center, Inc.	19,061	825,341
Shoe Carnival, Inc.	20,184	948,446
Signet Jewelers Ltd.	31,307	1,271,690
Sonic Automotive, Inc., Class A	28,140	1,151,770
Standard Motor Products, Inc.	12,712	498,692
Vista Outdoor, Inc.(b)	33,762	984,838
		47,412,439
Consumer Staples-5.76%
Andersons, Inc. (The)	72,425	1,665,775
Central Garden & Pet Co., Class A(b)	20,145	785,655
Seneca Foods Corp., Class A(b)	32,233	1,168,446
SpartanNash Co.	93,358	1,728,990
United Natural Foods, Inc.(b)	89,721	2,429,645
		7,778,511
Energy-3.89%
Archrock, Inc.	73,275	649,949
Bonanza Creek Energy, Inc.(b)	54,415	1,124,214
Bristow Group, Inc.(b)	29,249	708,118
Green Plains, Inc.(b)	85,181	1,636,327
Renewable Energy Group, Inc.(b)	12,629	1,131,559
		5,250,167
Financials-18.76%
Allegiance Bancshares, Inc.	23,643	831,761
American Equity Investment Life Holding Co.	53,341	1,557,024
Apollo Commercial Real Estate Finance, Inc.	79,421	887,927
Banc of California, Inc.	46,903	790,315
Banner Corp.	18,163	803,349
Columbia Banking System, Inc.	21,896	843,434
Donnelley Financial Solutions, Inc.(b)	38,474	688,300
Encore Capital Group, Inc.(b)	25,024	743,213
Enova International, Inc.(b)	39,653	896,158
EZCORP, Inc., Class A(b)	283,803	1,274,275
Flagstar Bancorp, Inc.	25,595	1,096,746
Granite Point Mortgage Trust, Inc.	94,273	878,624
	Shares	Value
Financials-(continued)
HomeStreet, Inc.	22,942	$835,089
Horace Mann Educators Corp.	19,729	772,785
Independent Bank Group, Inc.	12,727	781,692
KKR Real Estate Finance Trust, Inc.	38,331	656,227
Meta Financial Group, Inc.	19,331	746,756
Mr. Cooper Group, Inc.(b)	33,859	921,981
National Bank Holdings Corp., Class A	20,209	672,353
OFG Bancorp	45,070	774,303
Old National Bancorp	48,922	821,400
Pacific Premier Bancorp, Inc.	22,632	752,514
PennyMac Mortgage Investment Trust	46,668	805,023
Ready Capital Corp.	69,003	785,254
Renasant Corp.	24,824	878,770
Stewart Information Services Corp.	20,395	945,920
StoneX Group, Inc.(b)	23,882	1,278,165
Veritex Holdings, Inc.	33,836	864,848
Waddell & Reed Financial, Inc., Class A	29,154	737,305
		25,321,511
Health Care-3.93%
Community Health Systems, Inc.(b)	123,345	1,149,575
Invacare Corp.	108,451	1,015,101
Magellan Health, Inc.(b)	14,458	1,358,763
Owens & Minor, Inc.	38,528	1,120,394
Select Medical Holdings Corp.(b)	25,671	659,745
		5,303,578
Industrials-16.03%
ABM Industries, Inc.	19,942	732,669
ArcBest Corp.	22,072	1,023,037
Arcosa, Inc.	12,556	700,499
Atlas Air Worldwide Holdings, Inc.(b)	17,688	916,592
Boise Cascade Co.	20,755	988,561
Comfort Systems USA, Inc.	12,918	716,045
Echo Global Logistics, Inc.(b)	30,868	812,755
Encore Wire Corp.	13,458	777,200
EnPro Industries, Inc.	10,279	742,041
GMS, Inc.(b)	28,395	823,171
Granite Construction, Inc.	38,325	1,134,803
Greenbrier Cos., Inc. (The)	32,335	1,169,880
Griffon Corp.	47,334	1,063,122
Hub Group, Inc., Class A(b)	13,699	720,978
Insteel Industries, Inc.	27,085	683,625
Kelly Services, Inc., Class A	70,543	1,376,999
Meritor, Inc.(b)	23,490	606,277
MYR Group, Inc.(b)	14,673	815,966
Pitney Bowes, Inc.	132,697	1,239,390
Resideo Technologies, Inc.(b)	44,356	1,024,624
Titan International, Inc.	160,717	1,108,947
UFP Industries, Inc.	12,476	672,955
Veritiv Corp.(b)	97,607	1,788,160
		21,638,296
Information Technology-7.78%
Bel Fuse, Inc., Class B	72,379	1,055,286
ePlus, Inc.(b)	7,976	670,303
Insight Enterprises, Inc.(b)	13,618	1,036,330
Methode Electronics, Inc.	17,518	661,305
NETGEAR, Inc.(b)	20,550	850,564
PC Connection, Inc.	17,965	881,902
Photronics, Inc.(b)	75,255	835,331
Plexus Corp.(b)	8,932	687,049
Sanmina Corp.(b)	33,275	1,034,852
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Value with Momentum ETF (XSVM)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Information Technology-(continued)
Sykes Enterprises, Inc.(b)	16,532	$637,970
TTM Technologies, Inc.(b)	78,083	1,047,093
Unisys Corp.(b)	46,328	1,106,776
		10,504,761
Materials-5.37%
American Vanguard Corp.	43,481	719,611
Century Aluminum Co.(b)	58,711	572,432
Clearwater Paper Corp.(b)	30,938	1,178,119
FutureFuel Corp.	57,450	764,085
Koppers Holdings, Inc.(b)	36,625	1,218,880
Rayonier Advanced Materials, Inc.(b)	195,784	1,354,825
Schweitzer-Mauduit International, Inc., Class A	18,193	675,688
Trinseo S.A.	15,055	765,246
		7,248,886
Real Estate-1.85%
Global Net Lease, Inc.	40,588	653,873
RE/MAX Holdings, Inc., Class A	20,364	737,584
Realogy Holdings Corp.(b)	77,481	1,100,230
		2,491,687
Total Common Stocks & Other Equity Interests (Cost $101,170,124)		134,873,759
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $94,704)	94,704	94,704
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $101,264,828)		134,968,463
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.65%
Invesco Private Government Fund, 0.01%(d)(e)(f)	2,392,160	$2,392,160
Invesco Private Prime Fund, 0.11%(d)(e)(f)	11,978,092	11,982,884
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,374,986)		14,375,044
TOTAL INVESTMENTS IN SECURITIES-110.65% (Cost $115,639,814)		149,343,507
OTHER ASSETS LESS LIABILITIES-(10.65)%		(14,372,617)
NET ASSETS-100.00%		$134,970,890

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Invesco Mortgage Capital, Inc.	$96,067	$1,274,454	$(1,169,848)	$414,967	$(615,640)	$-	$31,333
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	808,522	(713,818)	-	-	94,704	6
Invesco Premier U.S. Government Money Portfolio, Institutional Class	113,995	1,634,761	(1,748,756)	-	-	-	37
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,256,766	30,394,629	(30,259,235)	-	-	2,392,160	708*
Invesco Private Prime Fund	-	24,331,800	(12,349,340)	58	366	11,982,884	1,560*
Total	$2,466,828	$58,444,166	$(46,240,997)	$415,025	$(615,274)	$14,469,748	$33,644

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Value with Momentum ETF (XSVM)—(continued)
January 31, 2021
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Zacks Mid-Cap ETF (CZA)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Consumer Discretionary-5.19%
D.R. Horton, Inc.	53,486	$4,107,725
Garmin Ltd.	26,706	3,067,451
Lear Corp.	8,486	1,279,349
NVR, Inc.(b)	532	2,365,528
		10,820,053
Consumer Staples-3.03%
Church & Dwight Co., Inc.	35,323	2,982,321
Tyson Foods, Inc., Class A	51,840	3,333,830
		6,316,151
Energy-2.27%
ONEOK, Inc.	65,085	2,592,335
Pembina Pipeline Corp. (Canada)	81,456	2,142,293
		4,734,628
Financials-14.19%
Annaly Capital Management, Inc.	193,595	1,571,991
Arch Capital Group Ltd.(b)	55,822	1,753,369
Arthur J. Gallagher & Co.	27,649	3,190,971
CNA Financial Corp.	38,190	1,467,260
Fifth Third Bancorp	97,223	2,812,661
Hartford Financial Services Group, Inc. (The)	49,975	2,399,800
Principal Financial Group, Inc.	38,226	1,883,395
Prudential Financial, Inc.	55,579	4,350,724
SEI Investments Co.	20,182	1,066,619
State Street Corp.	48,777	3,414,390
SVB Financial Group(b)	6,915	3,027,249
Synchrony Financial	78,492	2,641,256
		29,579,685
Health Care-10.22%
Bruker Corp.	22,243	1,287,647
Cardinal Health, Inc.	42,395	2,277,883
Charles River Laboratories International, Inc.(b)	7,079	1,833,815
Chemed Corp.	2,250	1,165,275
Hill-Rom Holdings, Inc.	9,669	928,611
ICON PLC (Ireland)(b)	7,668	1,562,815
Laboratory Corp. of America Holdings(b)	13,919	3,186,198
McKesson Corp.	22,557	3,935,520
PRA Health Sciences, Inc.(b)	9,123	1,124,319
Teleflex, Inc.	6,603	2,493,491
Universal Health Services, Inc., Class B	12,070	1,504,888
		21,300,462
Industrials-23.47%
AGCO Corp.	10,656	1,181,750
AMETEK, Inc.	32,011	3,625,566
BWX Technologies, Inc.	13,405	722,798
Copart, Inc.(b)	32,163	3,529,889
Donaldson Co., Inc.	17,747	1,054,882
Dover Corp.	20,290	2,363,582
Equifax, Inc.	17,301	3,064,180
Fortune Brands Home & Security, Inc.	20,337	1,754,066
Graco, Inc.	23,265	1,603,889
Hubbell, Inc.	7,525	1,170,890
IDEX Corp.	10,824	2,015,321
ITT, Inc.	12,383	925,134
J.B. Hunt Transport Services, Inc.	15,318	2,062,722
Jacobs Engineering Group, Inc.	18,294	1,846,962
Nordson Corp.	8,202	1,468,076
Owens Corning	15,500	1,202,800
PACCAR, Inc.	49,118	4,480,544
	Shares	Value
Industrials-(continued)
Pentair PLC	23,357	$1,272,022
Sensata Technologies Holding PLC(b)	21,585	1,176,383
Textron, Inc.	32,076	1,451,760
Timken Co. (The)	10,669	807,217
Toro Co. (The)	15,252	1,437,501
TransUnion	26,934	2,344,335
W.W. Grainger, Inc.	7,501	2,733,289
Waste Connections, Inc.	36,928	3,637,777
		48,933,335
Information Technology-10.63%
Arrow Electronics, Inc.(b)	10,696	1,044,250
Aspen Technology, Inc.(b)	9,655	1,292,805
Booz Allen Hamilton Holding Corp.	19,932	1,697,608
CACI International, Inc., Class A(b)	3,523	849,818
CDW Corp.	20,692	2,724,309
Corning, Inc.	107,948	3,872,095
Dolby Laboratories, Inc., Class A	13,689	1,205,043
Flex Ltd.(b)	69,861	1,232,348
Gartner, Inc.(b)	12,496	1,898,267
Genpact Ltd.	27,398	1,048,795
Leidos Holdings, Inc.	20,247	2,147,397
Littelfuse, Inc.	3,423	833,056
Trimble, Inc.(b)	35,189	2,319,307
		22,165,098
Materials-11.35%
AptarGroup, Inc.	9,026	1,200,187
Avery Dennison Corp.	11,696	1,764,576
Crown Holdings, Inc.(b)	18,756	1,690,853
FMC Corp.	18,786	2,034,336
Huntsman Corp.	32,158	849,614
Kirkland Lake Gold Ltd. (Canada)(c)	38,914	1,495,076
Nucor Corp.	44,063	2,147,190
Nutrien Ltd. (Canada)	82,165	4,040,053
Reliance Steel & Aluminum Co.	8,939	1,037,639
RPM International, Inc.	18,015	1,485,697
Sealed Air Corp.	21,821	922,374
Sonoco Products Co.	14,262	825,912
Vulcan Materials Co.	18,570	2,769,530
Westlake Chemical Corp.	18,341	1,402,353
		23,665,390
Real Estate-4.14%
American Homes 4 Rent, Class A	43,543	1,316,305
Camden Property Trust	13,382	1,366,971
Equity LifeStyle Properties, Inc.	25,300	1,539,252
Essex Property Trust, Inc.	9,037	2,165,356
Healthpeak Properties, Inc.	75,737	2,245,602
		8,633,486
Utilities-15.49%
Alliant Energy Corp.	35,748	1,739,140
American Water Works Co., Inc.	25,684	4,084,270
Avangrid, Inc.	43,254	2,001,363
CMS Energy Corp.	40,688	2,314,333
DTE Energy Co.	27,739	3,293,174
Edison International	53,489	3,110,920
Entergy Corp.	29,544	2,816,430
Eversource Energy	48,188	4,216,450
Fortis, Inc. (Canada)	66,051	2,670,442
NiSource, Inc.	54,329	1,203,387
See accompanying notes which are an integral part of this schedule.

Invesco Zacks Mid-Cap ETF (CZA)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Utilities-(continued)
OGE Energy Corp.	27,959	$853,309
Public Service Enterprise Group, Inc.	70,750	3,992,422
		32,295,640
Total Common Stocks & Other Equity Interests (Cost $188,374,333)		208,443,928
Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $285,847)	285,847	285,847
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $188,660,180)		208,729,775
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.08%
Invesco Private Government Fund, 0.01%(d)(e)(f)	65,793	$65,793
Invesco Private Prime Fund, 0.11%(d)(e)(f)	98,650	98,689
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $164,482)		164,482
TOTAL INVESTMENTS IN SECURITIES-100.20% (Cost $188,824,662)		208,894,257
OTHER ASSETS LESS LIABILITIES-(0.20)%		(423,371)
NET ASSETS-100.00%		$208,470,886

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$6,546,084	$(6,260,237)	$-	$-	$285,847	$40
Invesco Premier U.S. Government Money Portfolio, Institutional Class	414,215	2,096,800	(2,511,015)	-	-	-	120
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,505,994	43,461,133	(47,901,334)	-	-	65,793	395*
Invesco Private Prime Fund	-	26,381,866	(26,283,841)	-	664	98,689	863*
Total	$4,920,209	$78,485,883	$(82,956,427)	$-	$664	$450,329	$1,418

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Zacks Multi-Asset Income ETF (CVY)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-80.38%
Communication Services-2.98%
America Movil S.A.B. de C.V., Class L, ADR (Mexico)	33,714	$445,362
PLDT, Inc., ADR (Philippines)(b)	23,551	702,997
Sinclair Broadcast Group, Inc., Class A	13,492	425,133
Telephone & Data Systems, Inc.	19,308	362,025
ViacomCBS, Inc., Class B	33,400	1,619,900
		3,555,417
Consumer Discretionary-4.98%
Big 5 Sporting Goods Corp.(b)	38,226	497,703
Buckle, Inc. (The)(b)	14,419	566,955
Dick’s Sporting Goods, Inc.	19,553	1,310,247
M.D.C. Holdings, Inc.	15,824	823,164
Penske Automotive Group, Inc.	6,286	376,154
Rent-A-Center, Inc.	10,451	452,528
Strategic Education, Inc.	4,108	363,024
Toyota Motor Corp., ADR (Japan)	3,511	493,366
Whirlpool Corp.	5,756	1,065,378
		5,948,519
Consumer Staples-7.17%
Bunge Ltd.	12,144	794,703
Cia Cervecerias Unidas S.A., ADR (Chile)(b)	46,404	763,346
Coca-Cola FEMSA S.A.B. de C.V., ADR (Mexico)	20,361	886,518
Conagra Brands, Inc.	32,651	1,129,725
JM Smucker Co. (The)	6,464	752,474
Kroger Co. (The)	35,289	1,217,470
SpartanNash Co.	19,538	361,844
Tyson Foods, Inc., Class A	17,805	1,145,040
Walgreens Boots Alliance, Inc.	29,921	1,503,530
		8,554,650
Energy-12.33%
China Petroleum & Chemical Corp., ADR (China)	24,674	1,170,041
Crestwood Equity Partners L.P.	90,819	1,879,045
DCP Midstream L.P.	57,363	1,147,260
Diamondback Energy, Inc.	16,320	925,181
Enable Midstream Partners L.P.	242,969	1,292,595
Enterprise Products Partners L.P.	45,955	929,670
Enviva Partners L.P.	14,928	743,713
Equitrans Midstream Corp.	88,700	589,855
Magellan Midstream Partners L.P.	22,575	1,003,684
MPLX L.P.	59,148	1,366,910
Phillips 66 Partners L.P.	47,756	1,199,631
Scorpio Tankers, Inc. (Monaco)	30,725	382,219
TOTAL SE, ADR (France)	25,361	1,067,191
Western Midstream Partners L.P.	69,381	1,021,982
		14,718,977
Financials-28.16%
Aflac, Inc.	24,999	1,129,455
Allstate Corp. (The)	10,988	1,177,694
Ally Financial, Inc.	37,094	1,403,637
American Financial Group, Inc.	8,224	774,207
Ameriprise Financial, Inc.	5,993	1,185,835
Arbor Realty Trust, Inc.	26,261	374,482
Assured Guaranty Ltd.	23,112	826,254
BancorpSouth Bank	13,706	378,971
Bank of America Corp.	39,775	1,179,329
Bank of New York Mellon Corp. (The)	28,350	1,129,180
BOK Financial Corp.	5,225	385,918
China Life Insurance Co. Ltd., ADR (China)	62,176	661,553
CNO Financial Group, Inc.	16,887	358,173
	Shares	Value
Financials-(continued)
East West Bancorp, Inc.	16,571	$993,266
Equitable Holdings, Inc.	28,705	711,310
Evercore, Inc., Class A	8,244	899,420
Federated Hermes, Inc., Class B	13,268	358,236
Fidelity National Financial, Inc.	20,544	745,747
First American Financial Corp.	15,091	789,108
Goldman Sachs Group, Inc. (The)	4,862	1,318,429
Hanover Insurance Group, Inc. (The)	3,200	359,904
Hartford Financial Services Group, Inc. (The)	24,268	1,165,349
Home BancShares, Inc.	18,728	397,034
Invesco Ltd., (Acquired 09/02/2020 - 01/22/2021; Cost $491,979)(c)(d)	44,969	925,912
Jefferies Financial Group, Inc.	31,973	746,570
KB Financial Group, Inc., ADR (South Korea)(e)	15,557	564,097
Lincoln National Corp.	14,938	679,530
MetLife, Inc.	23,703	1,141,299
MFA Financial, Inc.	104,855	381,672
Morgan Stanley	18,126	1,215,348
Navient Corp.	38,048	428,230
New York Mortgage Trust, Inc.	56,236	209,760
OneMain Holdings, Inc.	9,335	434,638
Popular, Inc.	7,297	414,105
Prosperity Bancshares, Inc.	5,835	393,512
Radian Group, Inc.	38,135	732,192
Redwood Trust, Inc.	31,527	270,502
Reinsurance Group of America, Inc.	6,108	641,645
Simmons First National Corp., Class A	17,852	440,944
State Street Corp.	15,706	1,099,420
Stewart Information Services Corp.	8,621	399,842
Sumitomo Mitsui Financial Group, Inc., ADR (Japan)	143,429	890,694
Synchrony Financial	36,067	1,213,655
Unum Group	32,086	745,358
Virtu Financial, Inc., Class A	33,543	931,489
		33,602,905
Health Care-5.14%
Amgen, Inc.	5,227	1,261,955
Bristol-Myers Squibb Co.	18,250	1,121,098
Cardinal Health, Inc.	21,380	1,148,747
CVS Health Corp.	16,840	1,206,586
GlaxoSmithKline PLC, ADR (United Kingdom)(b)	25,670	956,208
Novartis AG, ADR (Switzerland)	4,835	437,422
		6,132,016
Industrials-2.21%
Crane Co.	5,248	397,169
Hillenbrand, Inc.	9,662	397,108
Huntington Ingalls Industries, Inc.	4,443	699,017
Snap-on, Inc.	4,260	766,758
Steelcase, Inc., Class A	28,700	371,091
		2,631,143
Information Technology-2.93%
HP, Inc.	53,017	1,290,434
Intel Corp.	24,507	1,360,384
Silicon Motion Technology Corp., ADR (Taiwan)	17,011	840,513
		3,491,331
Materials-2.87%
B2Gold Corp. (Canada)(b)	143,839	712,003
Celanese Corp.	5,522	674,512
Commercial Metals Co.	17,782	350,128
See accompanying notes which are an integral part of this schedule.

Invesco Zacks Multi-Asset Income ETF (CVY)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Materials-(continued)
Ternium S.A., ADR (Mexico)(e)	32,402	$857,033
Vale S.A., ADR (Brazil)	51,802	836,602
		3,430,278
Real Estate-8.96%
CubeSmart	29,478	1,027,013
Extra Space Storage, Inc.	10,480	1,192,519
Gaming and Leisure Properties, Inc.	22,268	915,883
Innovative Industrial Properties, Inc.(b)	7,442	1,392,547
Life Storage, Inc.	14,470	1,180,463
National Storage Affiliates Trust	13,590	496,579
Public Storage	5,189	1,181,120
STAG Industrial, Inc.	19,814	590,457
Uniti Group, Inc.	44,215	544,287
Ventas, Inc.	22,921	1,055,970
VICI Properties, Inc.	44,192	1,117,174
		10,694,012
Utilities-2.65%
Brookfield Infrastructure Partners L.P. (Canada)	6,950	362,582
Brookfield Renewable Partners L.P. (Canada)	7,328	331,958
NRG Energy, Inc.	24,225	1,003,157
Suburban Propane Partners L.P.	43,289	664,486
Vistra Corp.	39,773	794,267
		3,156,450
Total Common Stocks & Other Equity Interests (Cost $84,798,974)		95,915,698

Closed-End Funds-10.00%
Ares Dynamic Credit Allocation Fund, Inc.(b)	26,138	379,262
BlackRock Corporate High Yield Fund, Inc.	98,597	1,094,427
BlackRock Multi-Sector Income Trust	30,939	533,079
Blackstone/GSO Strategic Credit Fund(b)	45,304	588,499
Brookfield Real Assets Income Fund, Inc.	48,633	902,142
DoubleLine Income Solutions Fund(b)	74,795	1,237,857
GAMCO Global Gold Natural Resources & Income Trust(b)	312,476	1,078,042
KKR Income Opportunities Fund	26,445	389,535
Nuveen Global High Income Fund	12,087	183,481
Nuveen Preferred & Income Opportunities Fund	71,688	657,379
Nuveen Preferred & Income Term Fund(b)	15,417	373,400
Oxford Lane Capital Corp.(b)	217,204	1,353,181
PGIM Global High Yield Fund, Inc.	30,090	435,402
PGIM High Yield Bond Fund, Inc.	28,021	421,716
PIMCO Energy & Tactical Credit Opportunities Fund	52,683	457,289
Templeton Emerging Markets Income Fund	45,265	345,825
Wells Fargo Income Opportunities Fund	48,307	393,702
Western Asset Global High Income Fund, Inc.(b)	28,214	284,679
Western Asset High Income Fund II, Inc.	85,251	582,264
Western Asset High Yield Defined Opportunity Fund, Inc.	16,479	247,350
Total Closed-End Funds (Cost $11,621,515)		11,938,511
	Shares	Value
Preferred Stocks-9.58%
Communication Services-0.91%
AT&T, Inc., Series C, Pfd., 4.75%	42,531	$1,082,414
Financials-7.65%
Bank of America Corp., Series KK, Pfd., 5.38%	18,720	508,248
Capital One Financial Corp., Series I, Pfd., 5.00%	26,677	697,070
Capital One Financial Corp., Series J, Pfd., 4.80%	41,514	1,052,380
Capital One Financial Corp., Series K, Pfd., 4.63%	31,202	801,579
JPMorgan Chase & Co., Series DD, Pfd., 5.75%	18,611	503,428
KKR & Co., Inc., Series C, Conv. Pfd., 6.00%	22,658	1,318,016
Truist Financial Corp., Series R, Pfd., 4.75%	47,278	1,238,211
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	902	1,302,488
Wells Fargo & Co., Series Q, Pfd., 5.85%(f)	18,479	489,139
Wells Fargo & Co., Series Z, Pfd., 4.75%	48,967	1,225,154
		9,135,713
Utilities-1.02%
Dominion Energy, Inc., Series A, Conv. Pfd., 7.25%	12,285	1,212,529
Total Preferred Stocks (Cost $11,177,392)		11,430,656
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(g) (Cost $112,408)	112,408	112,408
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $107,710,289)		119,397,273
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.79%
Invesco Private Government Fund, 0.01%(c)(g)(h)	1,332,160	1,332,160
Invesco Private Prime Fund, 0.11%(c)(g)(h)	1,997,440	1,998,239
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,330,399)		3,330,399
TOTAL INVESTMENTS IN SECURITIES-102.84% (Cost $111,040,688)		122,727,672
OTHER ASSETS LESS LIABILITIES-(2.84)%		(3,394,263)
NET ASSETS-100.00%		$119,333,409

See accompanying notes which are an integral part of this schedule.

Invesco Zacks Multi-Asset Income ETF (CVY)—(continued)
January 31, 2021
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
Conv.	-Convertible
Pfd.	-Preferred

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2021.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Invesco Ltd.	$-	$1,030,010	$(723,525)	$433,933	$185,494	$925,912	$10,830
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	4,438,406	(4,325,998)	-	-	112,408	26
Invesco Premier U.S. Government Money Portfolio, Institutional Class	135,923	4,156,883	(4,292,806)	-	-	-	43
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,119,212	35,191,954	(39,979,006)	-	-	1,332,160	944*
Invesco Private Prime Fund	-	18,041,270	(16,043,445)	-	414	1,998,239	1,365*
Total	$6,255,135	$62,858,523	$(65,364,780)	$433,933	$185,908	$4,368,719	$13,208

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	Restricted security. The value of this security at period end represented less than 1% of the Fund’s Net Assets.
(e)	Non-income producing security.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021, for each Fund (except for Dynamic Large Cap Growth ETF, Dynamic Large Cap Value ETF,S&P 100 Equal Weight ETF and S&P 500 Value with Momentum ETF). As of January 31, 2021, all of the securities in Dynamic Large Cap Growth ETF, Dynamic Large Cap Value ETF, S&P 100 Equal Weight ETF and S&P 500 Value with Momentum ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P MidCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$913,353,505	$-	$-	$913,353,505
Money Market Funds	576,291	14,978,742	-	15,555,033
Total Investments	$913,929,796	$14,978,742	$-	$928,908,538
Invesco S&P MidCap Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$141,203,948	$-	$-	$141,203,948
Money Market Funds	188,241	184,210	-	372,451
Total Investments	$141,392,189	$184,210	$-	$141,576,399
Invesco S&P MidCap Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$92,930,733	$-	$-	$92,930,733
Money Market Funds	93,123	1,136,755	-	1,229,878
Total Investments	$93,023,856	$1,136,755	$-	$94,160,611
Invesco S&P SmallCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$139,004,468	$-	$-	$139,004,468
Money Market Funds	178,594	3,702,897	-	3,881,491
Total Investments	$139,183,062	$3,702,897	$-	$142,885,959
Invesco S&P SmallCap Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$134,873,759	$-	$-	$134,873,759
Money Market Funds	94,704	14,375,044	-	14,469,748
Total Investments	$134,968,463	$14,375,044	$-	$149,343,507

	Level 1	Level 2	Level 3	Total
Invesco Zacks Mid-Cap ETF
Investments in Securities
Common Stocks & Other Equity Interests	$208,443,928	$-	$-	$208,443,928
Money Market Funds	285,847	164,482	-	450,329
Total Investments	$208,729,775	$164,482	$-	$208,894,257
Invesco Zacks Multi-Asset Income ETF
Investments in Securities
Common Stocks & Other Equity Interests	$95,915,698	$-	$-	$95,915,698
Closed-End Funds	11,938,511	-	-	11,938,511
Preferred Stocks	11,430,656	-	-	11,430,656
Money Market Funds	112,408	3,330,399	-	3,442,807
Total Investments	$119,397,273	$3,330,399	$-	$122,727,672
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.